Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Interest and penalties on unrecognized tax benefits	$ 4,800	$ 7,600	$ 6,200
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	17,600	23,700	24,100
Operating Loss Carryforwards [Line Items]
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	4,534	6,805	7,394
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	0	3,303	4,798
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	4,800	7,600	6,200
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	17,600	23,700	24,100
Income Taxes Paid	$ 7,600	6,200	5,700
Permanent and currency differences and adjustments to uncertain tax positions		4,879	(7,422)
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount		592	(329)
BERMUDA
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	15.00%
UNITED KINGDOM
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%
Norway
Operating Loss Carryforwards [Line Items]
Tax losses and disallowed finance costs	$ 7,800
Australia
Operating Loss Carryforwards [Line Items]
Income Taxes Paid	4,200	4,700	2,500
CANADA
Operating Loss Carryforwards [Line Items]
Income Taxes Paid	1,300	500	500
UNITED STATES
Operating Loss Carryforwards [Line Items]
Income Taxes Paid	900	$ 700	1,100
UNITED KINGDOM
Operating Loss Carryforwards [Line Items]
Income Taxes Paid	$ 400		300
ECUADOR
Operating Loss Carryforwards [Line Items]
Income Taxes Paid			$ 600